SCHEDULE OF DERIVATIVE LIABILITY (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Capitalization, Long-term Debt [Line Items]
Total	$ 365,964	$ 43,444
Convertible Promissory Note Payable One [Member] | GPL Ventures LLC [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	156,058	43,444
Convertible Promissory Note Payable One [Member] | Quick Capital, LLC [Member]
Schedule of Capitalization, Long-term Debt [Line Items]
Total	$ 209,906